Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 135,660	$ 151,880
Accumulated Amortization	(93,693)	(100,144)
Accumulated Impairment	(34,272)	(49,510)
Net Carrying Amount	7,695	2,226
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	64,937	56,724
Accumulated Amortization	(45,996)	(42,857)
Accumulated Impairment	(12,334)	(12,513)
Net Carrying Amount	6,607	1,354
Purchased video content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	41,789	50,998
Accumulated Amortization	(30,059)	(37,502)
Accumulated Impairment	(11,362)	(13,097)
Net Carrying Amount	368	399
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,083	21,832
Accumulated Amortization	(6,350)	(6,974)
Accumulated Impairment	(9,733)	(14,858)
Net Carrying Amount	0	0
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,861	11,538
Accumulated Amortization	(11,141)	(11,065)
Accumulated Impairment	0	0
Net Carrying Amount	720	473
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	990	8,092
Accumulated Amortization	(147)	(857)
Accumulated Impairment	(843)	(7,235)
Net Carrying Amount	$ 0	0
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,696
Accumulated Amortization		(889)
Accumulated Impairment		(1,807)
Net Carrying Amount		$ 0